Goodwill and Other Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,344.7	$ 1,345.1	$ 1,368.3
Accumulated Amortization	(995.2)	(980.7)	(948.3)
Net	349.5	364.4	420.0
Permits and leasehold agreements
Finite-Lived Intangible Assets [Line Items]
Gross	880.7	880.6	875.7
Accumulated Amortization	(667.9)	(659.0)	(625.5)
Net	212.8	221.6	250.2
Franchise agreements
Finite-Lived Intangible Assets [Line Items]
Gross	461.9	462.4	476.9
Accumulated Amortization	(326.2)	(320.7)	(309.0)
Net	135.7	141.7	167.9
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross	2.1	2.1	15.7
Accumulated Amortization	(1.1)	(1.0)	(13.8)
Net	$ 1.0	$ 1.1	$ 1.9